Trade and Other Payables	12 Months Ended
Mar. 31, 2025
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
31)
TRADE AND OTHER PAYABLES

	As at March 31
Particulars	2024	2025
Trade payables	67,054	91,237
Accrued expenses	51,494	55,762
Total	118,548	146,999

The Group's exposure to currency and liquidity risk related to trade and other payables is disclosed in note 5 and 34.